Derivative Financial Instruments (Open Gross Derivative Volumes By Commodity Type) (Details)	Dec. 31, 2012 T		Dec. 31, 2011 T
Accrual and Normal Purchases and Normal Sales Contracts [Member] | Coal [Member]
Derivative [Line Items]
Quantity	96,000,000	[1]	116,000,000	[1]
Accrual and Normal Purchases and Normal Sales Contracts [Member] | Natural Gas [Member]
Derivative [Line Items]
Quantity	20,000,000	[1]	50,000,000	[1]
Accrual and Normal Purchases and Normal Sales Contracts [Member] | Power [Member]
Derivative [Line Items]
Quantity	24,000,000	[1]	12,000,000	[1]
Accrual and Normal Purchases and Normal Sales Contracts [Member] | Renewable energy credits [Member]
Derivative [Line Items]
Quantity	15,000,000	[1],[2]	16,000,000	[1],[2]
Accrual and Normal Purchases and Normal Sales Contracts [Member] | Uranium [Member]
Derivative [Line Items]
Quantity	5,142,000	[1]	5,553,000	[1]
Other Contract [Member] | Natural Gas [Member]
Derivative [Line Items]
Quantity		[3]	9,000,000	[3]
Other Contract [Member] | Power [Member]
Derivative [Line Items]
Quantity	2,000,000	[3]	1,000,000	[3]
Derivatives That Qualify for Regulatory Deferral [Member] | Fuel Oils [Member]
Derivative [Line Items]
Quantity	70,000,000	[4],[5]	53,000,000	[4],[5]
Derivatives That Qualify for Regulatory Deferral [Member] | Natural Gas [Member]
Derivative [Line Items]
Quantity	147,000,000	[5]	193,000,000	[5]
Derivatives That Qualify for Regulatory Deferral [Member] | Power [Member]
Derivative [Line Items]
Quantity	23,000,000	[5]	21,000,000	[5]
Derivatives That Qualify for Regulatory Deferral [Member] | Uranium [Member]
Derivative [Line Items]
Quantity	446,000	[5]	148,000	[5]

[1]	Accrual contracts include commodity contracts that do not qualify as derivatives. As of December 31, 2012, these contracts ran through December 2017, March 2015, September 2024, May 2032, and October 2024 for coal, natural gas, power, renewable energy credits, and uranium, respectively.
[2]	A renewable energy credit is created for every megawatthour of renewable energy generated. Ameren contracts include renewable energy credits from solar and wind-generated power.
[3]	As of December 31, 2012, these contracts ran through December 2014 for power.
[4]	Fuel oils consist of heating and crude oil.
[5]	As of December 31, 2012, these contracts ran through October 2015, March 2017, May 2032, and September 2014 for fuel oils, natural gas, power, and uranium, respectively.